Interest in an equity-accounted investee	12 Months Ended
Jun. 30, 2021
Interest in an equity-accounted investee.
Interest in an equity-accounted investee

19 Interest in an equity-accounted investee

In December 2020, the Company formed an entity namely YGF Investment V Limited in the BVI together with YGF MC LIMITED, a company controlled by the Controlling Shareholders, to acquire land use right of a parcel of land in the PRC and to establish a new headquarter building through the entity’s subsidiary in the PRC. The Company and YGF MC LIMITED hold 20% and 80% of the shares of the entity, respectively. As of June 30, 2021, the Company invested RMB356,000,000 in the entity by cash.

The above equity-accounted investee is accounted for using the equity method in the consolidated financial statements.

Summarized financial information of the equity-accounted investee adjusted for any differences in accounting policies, and reconciled to the carrying amounts in the consolidated financial statements, are disclosed below:

As at June 30,
2021
RMB’000
Gross amounts of the equity-accounted investee
Current assets	1,416,584
Non-current assets	1,781,081
Current liabilities	1,437,355
Equity	1,760,310
Revenue	—
Net loss for the year	(19,690)
Total comprehensive loss for the year	(19,690)

Reconciled to the Group’s interest in the equity-accounted investee
Gross amount of net assets of the equity-accounted investee	1,760,310
Group’s effective interest	20%
Carrying amount in the consolidated financial statements	352,062